Series B,C And D Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31, 2025	December 31, 2024
Series B, C and D Notes	$309,173	$343,105
Less – Current maturities	(70,758)	(63,393)
Premium (discount) on Series B, C and D Notes, net	(790)	(1,183)
	$237,625	$278,529

Schedule of Maturities of Notes
The maturities of these loans for periods after December 31, 2025, are as follows:

2026 - current maturities	12,915
2027	13,278
2028	4,500
$30,693
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2026 Current maturities	$69,917
2027	69,917
2028	69,917
2029	69,917
2030	26,140
$305,808